Other Accrued Liabilities (Schedule of Other Accrued Liabilities, Current) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Liabilities [Line Items]
Consideration payable for business acquisitions	$ 19,658	$ 13,531
Customer deposits	5,258	0
Advance from government grants	3,007	127
Others	2,695	1,457
Total	32,159	16,856
17173 Business [Member]
Other Accrued Liabilities [Line Items]
Accrued transaction costs for acquisition of the 17173 Business	$ 1,541	$ 1,741